                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06052
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             Morgan Stanley Municipal Income Opportunities Trust III
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               (Exact name of registrant as specified in charter)

       522 Fifth Avenue, New York, New York                        10036
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     (Address of principal executive offices)                    (Zip code)

                               Amy Doberman, Esq.

                                Managing Director

                     Morgan Stanley Investment Advisors Inc.

                                522 Fifth Avenue

                            New York, New York 10036
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
                                                    ---------------------

Date of fiscal year end:  3/31
                         --------------------

Date of reporting period:   7/1/06 - 6/30/07
                          --------------------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06052
Reporting Period: 07/01/2006 - 06/30/2007
Morgan Stanley Municipal Income Opportunities Trust III

=========== MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST III ============

The Registrant held no securities during the period July 1, 2006 through June
30, 2007 which required proxy votes and therefore there are no voting records to report.

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Municipal Income Opportunities Trust III
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By  (Signature and Title):

                                     /s/ Ronald E. Robison

               President and Principal Executive Officer - Office of the Funds
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Date   August 28, 2007
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